SHORT-TERM LOAN (Details)	12 Months Ended			0 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 11, 2014 Short-term loan with a PRC bank USD ($)	Feb. 11, 2014 Short-term loan with a PRC bank CNY	Jan. 10, 2014 Short-term loan with a PRC bank USD ($)	Jan. 10, 2014 Short-term loan with a PRC bank CNY	Mar. 01, 2013 Short-term loan with a PRC bank	Apr. 06, 2012 Short-term loan with a PRC bank	Mar. 31, 2013 Short-term loan with a PRC bank USD ($)	Mar. 31, 2013 Short-term loan with a PRC bank CNY	Dec. 31, 2014 Short-term loan with a PRC bank USD ($)	Dec. 31, 2014 Short-term loan with a PRC bank CNY	Dec. 31, 2013 Short-term loan with a PRC bank USD ($)	Dec. 31, 2012 Short-term loan with a PRC bank USD ($)	Dec. 31, 2013 Short-term loan with a PRC bank CNY	Dec. 31, 2012 Short-term loan with a PRC bank CNY	Apr. 06, 2012 Short-term loan with a PRC bank
Short-term Debt [Line Items]
Loan term								12 months	12 months
Interest rate (as a percent)																		7.216%
Credit limit										$ 3,968,254	25,000,000				$ 2,247,154		14,000,000
Bank deposit pledged	2,500,000
Interest expenses paid	104,084	136,655	244,930									104,084	720,000	44,277	119,638
Adjustment rate of annual interest rate										120.00%	120.00%
Amount drawn												0		1,651,880	2,247,154	10,000,000	14,000,000
Accrued interest expenses														92,378
Principal repaid				$ 825,940	5,000,000	$ 825,940	5,000,000